General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expense [Abstract]
Management fees – related parties	$ 19,221	$ 18,884	$ 18,050
Professional fees (legal and accounting)	854	832	720
Directors fees and expenses	759	644	468
Listing fees and expenses	101	93	97
Miscellaneous	1,563	1,049	1,304
Total	$ 22,498	$ 21,502	$ 20,639